Loss per share	12 Months Ended
Dec. 31, 2022
Loss per share
Loss per share
25.	Loss per share

Basic and diluted net loss per share for the years ended December 2020, 2021 and 2022 have been calculated as follows:

	Year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Numerator:
Net loss attributable to ECARX Holdings Inc.	(439,659)	(1,180,921)	(1,540,015)
Accretion of Redeemable Convertible Preferred Shares	(101,286)	(243,564)	(354,878)
Numerator for basic and diluted net loss per share calculation	(540,945)	(1,424,485)	(1,894,893)

Denominator:
Weighted average number of ordinary shares – basic and diluted	238,591,421	236,691,093	239,296,386
Net loss per share attributable to ordinary shareholders
— Basic and diluted	(2.27)	(6.02)	(7.92)

For the purposes of calculating loss per share for the years ended December 31, 2020, 2021 and 2022, the weighted average number of ordinary shares outstanding used in the calculation has been retrospectively adjusted to reflect the issuance of Class A and Class B ordinary shares in connection with the Recapitalization (see Note 1(b)), as if the Reorganization had occurred at the beginning of the earliest period presented.

The potentially dilutive instruments that have not been included in the calculation of diluted loss per share as their inclusion would be anti-dilutive are as follows:

	Year ended December 31,
	2020	2021	2022
Redeemable convertible preferred shares	26,841,535	90,724,289	—
Warrants	6,016,207	—	23,871,971

For the years ended December 31, 2020 and 2021 and the period between January 1, 2022 to the completion of the Company’s Merger with COVA, the outstanding share options are not included in the calculation of diluted loss per share, as the issuance of such awards was contingent upon a qualified IPO, which was not satisfied as of each period end. After the Merger, the vested and unvested share options and warrants are not included in the calculation of basic or diluted loss per share, given the exercise price exceeded average market price of the Company’s shares during the period, resulting in the effect of them being anti-dilutive.

Convertible notes are not included in the calculation of diluted loss per share, as the inclusion will be anti-dilutive.